LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
LONG TERM LIABILITIES
LONG TERM LIABILITIES

NOTE 13 – LONG TERM LIABILITIES

	As of December 31,
	2019	2018
Loan from a third party	$2,000,000	$2,000,000
Total	$2,000,000	$2,000,000

On July 19, 2016, GWN entered into a loan agreement with Thalesco Eurotronics Pte Ltd. and obtained a loan facility in the amount of $2,000,000 with original maturity date on July 30, 2017, and renewed until July 30, 2020, to finance the drilling of one well in Kruh Block. On June 3, 2019, the loan was further extended until May 22, 2023.The loan bears an interest rate of 1.5% per annum. The Company has booked interest expense on the loan of $30,009,  $32,468 and $30,034 for the years ended December 31, 2019, 2018 and 2017, respectively. The interest expense is recorded in the other expense in the Consolidated Statement of Operations and Comprehensive (Loss)  Income, and unpaid interest is recorded in the Consolidated Balance Sheets under accrued expenses.